PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	December 31,	December 31,
	2020	2021
	RMB	RMB

Deposits (i)	54,298	213,852
Funds receivable from external payment network providers (ii)	105,741	82,976
Prepaid expenses	34,789	35,618
Guarantee receivable	20,244	6,015
Interest receivable	14,660	697
Receivable from Tianda Xinan (Beijing) Guarantee Co.,Ltd (“Tianda Xinan”)	24,851	—
Others	24,008	12,857
Total	278,591	352,015
(i)	As of December 31, 2021, the balance of deposit mainly includes the business cooperation deposit of RMB180 million.

(ii)	The Group opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest. The Group also uses such accounts to collect the transaction fees and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fees, service fees received at the balance sheet date, which was collected subsequently.